Business combinations (Details 2) - Delivery Hero Acquisition € in Millions, shares in Millions	Apr. 01, 2019 EUR (€) shares
Business combinations
Consideration paid in cash	€ 552
Ordinary shares issued	652
Total consideration	1,204
Other intangible assets	281
Non-current assets	2
Trade and other receivables	7
Trade and other liabilities	(55)
Current tax liability	(22)
Deferred tax liability	(24)
Cash and cash equivalents	62
Total fair value of net identifiable assets and liabilities	251
Goodwill recognised	€ 953
Ordinary share issued in shares | shares	9.5